UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07138

Name of Fund: BlackRock MuniYield New Jersey Quality Fund, Inc. (MJI)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield New Jersey Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2012

Date of reporting period: 04/30/2012

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2012 (Unaudited)	BlackRock MuniYield New Jersey Quality Fund, Inc. (MJI)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey — 117.7%
Corporate — 5.4%
New Jersey EDA, RB, New Jersey American Water Co., Inc. Project, Series A, AMT (AMBAC), 5.25%, 11/01/32	$1,000	$1,016,970
New Jersey EDA, Refunding RB, New Jersey American Water Co., Inc. Project, AMT:
Series A, 5.70%, 10/01/39	5,000	5,491,050
Series B, 5.60%, 11/01/34	1,000	1,115,170
		7,623,190
County/City/Special District/School District — 13.8%
Borough of Hopatcong New Jersey, GO, Refunding, Sewer (AMBAC), 4.50%, 8/01/33	750	787,530
City of Perth Amboy New Jersey, GO, CAB (AGM), 0.00% 7/01/35 (a)	1,250	1,292,600
County of Hudson New Jersey, COP, Refunding (NPFGC), 6.25%, 12/01/16	1,000	1,160,330
County of Middlesex New Jersey, COP, Refunding (NPFGC), 5.00%, 8/01/22	3,000	3,010,740
County of Union New Jersey, GO:
4.00%, 3/01/29	1,060	1,134,900
4.00%, 3/01/30	1,060	1,125,625
4.00%, 3/01/31	1,200	1,266,708
Edgewater Borough Board of Education, GO (AGM):
4.25%, 3/01/34	300	329,079
4.25%, 3/01/35	300	327,978
4.30%, 3/01/36	300	328,164
Essex County Improvement Authority, Refunding RB, AMT (NPFGC), 4.75%, 11/01/32	1,000	1,019,390
Hudson County Improvement Authority, RB:
CAB, Series A-1 (NPFGC), 4.53%, 12/15/32 (b)	1,000	353,420
County Secured, County Services Building Project (AGM), 5.00%, 4/01/27	250	269,382
Harrison Parking Facility Project, Series C (AGC), 5.25%, 1/01/39	1,000	1,096,390
Harrison Parking Facility Project, Series C (AGC), 5.38%, 1/01/44	1,400	1,543,486
Monmouth County Improvement Authority, RB, Governmental Loan (AMBAC):
5.00%, 12/01/17	5	5,010
5.00%, 12/01/18	5	5,009
5.00%, 12/01/19	5	5,008

Municipal Bonds	Par (000)	Value
New Jersey (continued)
County/City/Special District/School District (concluded)
Monmouth County Improvement Authority, Refunding RB, Governmental Loan (AMBAC):
5.20%, 12/01/14	$5	$5,012
5.25%, 12/01/15	5	5,012
New Jersey State Transit Corp., COP, Federal Transit Administration Grants, Subordinate, Series A (AGM), 5.00%, 9/15/21	1,000	1,061,230
Newark Housing Authority, Refunding RB, Newark Redevelopment Project (NPFGC), 4.38%, 1/01/37	3,600	3,212,568
		19,344,571
Education — 23.1%
New Jersey Educational Facilities Authority, RB:
Montclair State University, Series A (AMBAC), 5.00%, 7/01/21	1,600	1,828,768
Rowan University, Series C (NPFGC), 5.00%, 7/01/14 (c)	1,185	1,302,623
New Jersey Educational Facilities Authority, Refunding RB:
College of New Jersey, Series D (AGM), 5.00%, 7/01/35	3,805	4,099,355
Montclair State University, Series J (NPFGC), 4.25%, 7/01/30	2,895	2,948,036
New Jersey Institute of Technology, Series H, 5.00%, 7/01/31	1,000	1,090,880
Ramapo College, Series I (AMBAC), 4.25%, 7/01/31	1,250	1,274,938
Ramapo College, Series I (AMBAC), 4.25%, 7/01/36	3,890	3,940,803
Rowan University, Series B (AGC), 5.00%, 7/01/26	2,575	2,837,058
Stevens Institute of Technology, Series A, 5.00%, 7/01/34	1,500	1,536,930
William Paterson University, Series C (AGC), 4.75%, 7/01/34	1,115	1,187,230
William Paterson University, Series E (Syncora), 5.00%, 7/01/21	1,725	1,735,592
New Jersey Educational Facilities Authority, Refundng RB, Kean University, Series A, 5.25%, 9/01/29	2,500	2,779,075
New Jersey Institute of Technology, Series A, 5.00%, 7/01/42	1,900	2,095,795
University of Medicine & Dentistry of New Jersey, RB, Series A (AMBAC):
5.50%, 12/01/18	570	581,531
5.50%, 12/01/19	1,145	1,168,163

BLACKROCK MUNIYIELD NEW JERSEY QUALITY FUND, INC.	APRIL 30, 2012	1

Schedule of Investments (continued)	BlackRock MuniYield New Jersey Quality Fund, Inc. (MJI)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Education (concluded)
University of Medicine & Dentistry of New Jersey, RB, Series A (AMBAC) (concluded):
5.50%, 12/01/20	$1,130	$1,151,854
5.50%, 12/01/21	865	880,708
		32,439,339
Health — 13.6%
New Jersey Health Care Facilities Financing Authority, RB:
AHS Hospital Corp., 6.00%, 7/01/41	1,100	1,287,682
Meridian Health, Series I (AGC), 5.00%, 7/01/38	740	776,763
Meridian Health, Series II (AGC), 5.00%, 7/01/38	995	1,044,432
Meridian Health, Series V (AGC), 5.00%, 7/01/38	965	1,012,941
South Jersey Hospital, 6.00%, 7/01/12 (c)	4,000	4,039,000
Virtua Health (AGC), 5.50%, 7/01/38	1,000	1,088,740
New Jersey Health Care Facilities Financing Authority, Refunding RB:
Atlantic City Medical System, 6.25%, 7/01/17	325	340,873
Atlantic City Medical System, 5.75%, 7/01/25	790	793,634
Barnabas Health Issue, Series A, 5.00%, 7/01/24	1,820	1,903,647
Barnabas Health Issue, Series A, 5.63%, 7/01/37	1,200	1,268,088
Barnabas Health, Series A, 5.63%, 7/01/32	440	471,359
Hackensack University Medical (AGM), 4.63%, 1/01/30	2,315	2,437,765
Meridian Health System Obligation, 5.00%, 7/01/25	300	332,385
Meridian Health System Obligation, 5.00%, 7/01/26	2,130	2,332,520
		19,129,829
Housing — 6.4%
New Jersey State Housing & Mortgage Finance Agency, RB:
Capital Fund Program, Series A (AGM), 4.70%, 11/01/25	3,350	3,485,943
S/F Housing, Series T, AMT, 4.70%, 10/01/37	490	494,479
Series A, AMT (NPFGC), 4.90%, 11/01/35	820	821,238
Series A, AMT (NPFGC), 4.85%, 11/01/39	400	398,192
Series AA, 6.50%, 10/01/38	755	810,054
Series B, 4.50%, 10/01/30	2,850	2,969,928
		8,979,834

Municipal Bonds	Par (000)	Value
New Jersey (continued)
State — 26.0%
Garden State Preservation Trust, RB (AGM):
CAB, Series B, 5.12%, 11/01/23 (b)	$6,725	$4,735,274
Election of 2005, Series A, 5.80%, 11/01/15 (c)	2,605	3,065,199
New Jersey EDA, RB:
CAB, Motor Vehicle Surcharge, Series R (NPFGC), 4.95%, 7/01/21 (b)	2,325	1,644,845
Cigarette Tax (Radian), 5.50%, 6/15/14 (c)	225	249,275
Cigarette Tax (Radian), 5.75%, 6/15/14 (c)	785	873,846
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/25	1,000	1,189,170
Motor Vehicle Surcharge, Series A (NPFGC), 5.00%, 7/01/29	3,500	3,737,545
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/33	8,500	9,133,250
School Facilities, Series U, 5.00%, 9/01/37	3,000	3,187,140
School Facilities, Series U (AMBAC), 5.00%, 9/01/37	1,000	1,062,380
School Facilities Construction, Series Z (AGC), 6.00%, 12/15/34	1,200	1,375,968
New Jersey EDA, Refunding RB:
5.00%, 6/15/26	355	383,748
5.00%, 6/15/28	910	978,050
5.00%, 6/15/29	1,195	1,278,220
New Jersey Sports & Exposition Authority, Refunding RB (NPFGC):
5.50%, 3/01/21	1,540	1,825,131
5.50%, 3/01/22	1,050	1,246,025
State of New Jersey, COP, Equipment Lease Purchase, Series A, 5.25%, 6/15/27	500	556,770
		36,521,836
Tobacco — 1.3%
Tobacco Settlement Financing Corp. New Jersey, RB, 7.00%, 6/01/13 (c)	1,715	1,838,188
Transportation — 18.8%
Delaware River Port Authority, RB, Series D (AGM):
5.05%, 1/01/35	1,430	1,548,876
5.00%, 1/01/40	1,500	1,612,500
New Jersey State Turnpike Authority, RB, Growth & Income Securities, Series B (AMBAC), 0.00% 1/01/35 (a)	3,005	2,728,089
New Jersey State Turnpike Authority, Refunding RB, Series A (AGM), 5.25%, 1/01/29	2,000	2,470,660
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
5.25%, 6/15/36	760	849,239

BLACKROCK MUNIYIELD NEW JERSEY QUALITY FUND, INC.	APRIL 30, 2012	2

Schedule of Investments (continued)	BlackRock MuniYield New Jersey Quality Fund, Inc. (MJI)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
Transportation (concluded)
New Jersey Transportation Trust Fund Authority, RB, Transportation System (concluded):
5.50%, 6/15/31	730	844,413
CAB, Series C (AGM), 4.86%, 12/15/32 (b)	$4,750	$1,730,188
CAB, Series C (AMBAC), 5.05%, 12/15/35 (b)	2,760	799,820
Series A, 6.00%, 6/15/35	2,000	2,408,420
Series A (AGC), 5.63%, 12/15/28	780	902,164
Series A (AGM), 5.25%, 12/15/20	4,250	5,194,775
Series A (AGM), 5.50%, 12/15/22	150	187,998
Port Authority of New York & New Jersey, RB:
Consolidated, 93rd Series, 6.13%, 6/01/94	1,000	1,214,920
JFK International Air Terminal, 6.00%, 12/01/42	1,500	1,662,540
Port Authority of New York & New Jersey, Refunding RB, Consolidated 152nd Series, AMT, 5.75%, 11/01/30	2,000	2,308,960
		26,463,562
Utilities — 9.3%
Essex County Utilities Authority, Refunding RB (AGC), 4.13%, 4/01/22	1,000	1,067,100
Jersey City Municipal Utilities Authority, Refunding RB (AMBAC), 6.25%, 1/01/14	1,935	2,021,146
New Jersey EDA, Refunding RB, United Water of New Jersey Inc., Series B (AMBAC), 4.50%, 11/01/25	1,000	1,076,100
North Hudson Sewerage Authority, Refunding RB, Series A (NPFGC), 5.13%, 8/01/20 (d)	1,710	1,972,075
Rahway Valley Sewerage Authority, RB, CAB, Series A (NPFGC) (b):
4.74%, 9/01/26	4,100	2,209,244
4.70%, 9/01/29	2,750	1,233,402
4.42%, 9/01/33	2,350	838,668
Union County Utilities Authority, Refunding RB:
Deficiency Agreement, 5.00%, 6/15/41	2,155	2,405,562
Resource Recovery Facility, Covanta Union, Series A, AMT, 5.25%, 12/01/31	200	215,768
		13,039,065
Total Municipal Bonds in New Jersey		165,379,414

Guam — 1.8%
State — 1.2%
Government of Guam Business Privilege, RB, Series A, 5.13%, 1/01/42	1,600	1,736,400

Municipal Bonds	Par (000)	Value
Guam (concluded)
Utilities — 0.6%
Guam Power Authority, Refunding RB, Series A (AGM), 5.00%, 10/01/37	$735	$793,073
Total Municipal Bonds in Guam		2,529,473

Puerto Rico — 13.7%
Health — 3.0%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, RB, Hospital De La Concepcion, Series A, 6.13%, 11/15/30	4,220	4,229,495
State — 6.6%
Commonwealth of Puerto Rico, GO, Refunding, Public Improvement, Series C, 6.00%, 7/01/39	1,500	1,599,555
Puerto Rico Commonwealth Infrastructure Financing Authority, RB, CAB, Series A (b):
(AMBAC), 4.38%, 7/01/37	2,250	478,958
(NPFGC), 4.49%, 7/01/30	2,750	970,722
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities, Series M-3 (NPFGC), 6.00%, 7/01/27	850	941,587
Puerto Rico Sales Tax Financing Corp., RB:
First Sub-Series A, 5.50%, 8/01/42	700	755,314
First Sub-Series A, 6.00%, 8/01/42	1,000	1,128,120
First Sub-Series C (AGM), 5.13%, 8/01/42	2,380	2,528,631
Series A-1, 5.25%, 8/01/43	800	854,936
		9,257,823
Transportation — 1.0%
Puerto Rico Highway & Transportation Authority, Refunding RB, Series CC (AGC), 5.50%, 7/01/31	1,185	1,372,704
Utilities — 3.1%
Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A (AGC), 5.13%, 7/01/47	1,550	1,591,509
Puerto Rico Electric Power Authority, RB:
Series RR (CIFG), 5.00%, 7/01/28	1,000	1,044,580
Series XX, 5.75%, 7/01/36	1,000	1,059,350
Puerto Rico Electric Power Authority, Refunding RB, Series A, 5.00%, 7/01/42 (e)	765	763,761
		4,459,200
Total Municipal Bonds in Puerto Rico		19,319,222
Total Municipal Bonds – 133.2%		187,228,109

BLACKROCK MUNIYIELD NEW JERSEY QUALITY FUND, INC.	APRIL 30, 2012	3

Schedule of Investments (continued)	BlackRock MuniYield New Jersey Quality Fund, Inc. (MJI)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)	Par (000)	Value
New Jersey — 19.6%
Education — 3.1%
State University of New Jersey, Refunding RB, Rutgers University, Series F, 5.00%, 5/01/39	$4,003	$4,373,073
Housing — 1.6%
New Jersey State Housing & Mortgage Finance Agency, RB, Capital Fund Program, Series A (AGM), 5.00%, 5/01/27	1,980	2,189,009
State — 3.1%
Garden State Preservation Trust, RB, Election of 2005, Series A (AGM), 5.75%, 11/01/28	3,300	4,312,341
Transportation — 8.0%
Port Authority of New York & New Jersey, RB, 163rd Series Consolidated, 5.00%, 7/15/39	4,089	4,541,242
Port Authority of New York & New Jersey, Refunding RB Consolidated, AMT:
152nd Series, 5.25%, 11/01/35	1,829	1,979,776
160th Series, 5.00%, 10/15/41	4,500	4,790,115
		11,311,133
Utilities — 3.8%
Union County Utilities Authority, Refunding RB, Covanta Union, Series A, AMT, 5.25%, 12/01/31	4,930	5,318,681
Total Municipal Bonds in New Jersey		27,504,237

Puerto Rico — 0.4%
State — 0.4%
Puerto Rico Sales Tax Financing Corp., Refunding RB, Series C, 5.25%, 8/01/40	520	568,984
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 20.0%		28,073,221
Total Long-Term Investments (Cost – $201,810,976) – 153.2%		215,301,330

Short-Term Securities	Shares	Value
BIF New Jersey Municipal Money Fund, 0.00% (g)(h)	1,409,514	$1,409,514
Total Short-Term Securities (Cost – $1,409,514) – 1.0%		1,409,514
Total Investments (Cost - $203,220,490*) – 154.2%		216,710,844
Other Assets Less Liabilities – 1.8%		2,559,954
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (10.2)%		(14,378,837)
VRDP Shares, at Liquidation Value – (45.8)%		(64,400,000)
Net Assets Applicable to Common Shares – 100.0%		$140,491,961

*	As of April 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$188,769,829
Gross unrealized appreciation	$14,610,587
Gross unrealized depreciation	(1,040,622)
Net unrealized appreciation	$13,569,965

(a)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Security is collateralized by Municipal or US Treasury obligations.

(e)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Morgan Stanley Co., Inc.	$763,761	$8,216

(f)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(g)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2011	Net Activity	Shares Held at April 30, 2012	Income
BIF New Jersey Municipal Money Fund	6,306,835	(4,897,321)	1,409,514	$120

(h)	Represents the current yield as of report date.

BLACKROCK MUNIYIELD NEW JERSEY QUALITY FUND, INC.	APRIL 30, 2012	4

Schedule of Investments (continued)	BlackRock MuniYield New Jersey Quality Fund, Inc. (MJI)

•

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
CIFG	CDC IXIS Financial Guaranty
COP	Certificates of Participation
EDA	Economic Development Authority
GO	General Obligation Bonds
NPFGC	National Public Finance Guarantee Corp.
Radian	Radian Financial Guaranty
RB	Revenue Bonds
S/F	Single-Family
Syncora	Syncora Guarantee

•	Financial futures contracts sold as of April 30, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
80	10-Year US Treasury Note	Chicago Board of Trade	June 2012	$10,582,500	$(125,543)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of April 30, 2012 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$215,301,330	—	$215,301,330
Short-Term Securities	$1,409,514	—	—	1,409,514
Total	$1,409,514	$215,301,330	—	$216,710,844

[1]	See above Schedule of Investments for values in each sector.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(125,543)	—	—	$(125,543)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK MUNIYIELD NEW JERSEY QUALITY FUND, INC.	APRIL 30, 2012	5

Schedule of Investments (concluded)	BlackRock MuniYield New Jersey Quality Fund, Inc. (MJI)

Certain of the Fund’s assets and liabilities are held at carrying amount which approximates fair value. Such assets and liabilities are categorized within the disclosure hierarchy as follows:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged as collateral for financial futures contracts	$106,000	—	—	$106,000
Liabilities:
TOB trust certificates	—	$(14,371,050)	—	(14,371,050)
VRDP shares	—	(64,400,000)	—	(64,400,000)
Total	$106,000	$(78,771,050)	—	$(78,665,050)

There were no transfers between levels during the period ended April 30, 2012.

BLACKROCK MUNIYIELD NEW JERSEY QUALITY FUND, INC.	APRIL 30, 2012	6

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield New Jersey Quality Fund, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield New Jersey Quality Fund, Inc.

Date: June 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield New Jersey Quality Fund, Inc.

Date: June 22, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield New Jersey Quality Fund, Inc.

Date: June 22, 2012